Provisions for legal claims	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions for legal claims
(33)	Provisions for legal claims
As of December 31, 2020, and 2019 the Group is involved in different lawsuits and legal actions that arise in the development of commercial activities.

The changes in provisions for litigation as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Balances at the beginning of the period	$20,244	$7,809
Provisions constituted	11,215	21,208
Provisions reverse	(3,660)	(6,537)
Provisions used	(453)	(2,236)
Deconsolidation subsidiary AV Perú	(4,032)	—

Balances at the end of the period	$23,314	$20,244

Among the provisions for litigation are those related to labor processes (December 31, 2020: $13,329, December 2019: $6,413), consumer protection processes (December 31, 2020: $2,620, December 2019: $4,101) and civil processes (December 31, 2020: $771, December 2019: $766).
Certain proceedings are considered possible obligations. Based on the plaintiffs’ claims, as of December 31, 2020 and December 31, 2019, these contingencies amount to a total of $138,357 and $206,382 respectively. Certain losses which may result from those proceedings will be covered either by insurance companies or with funds provided by third parties. The proceedings that will be settled using the aforementioned forms of payment are estimated $21,242 as of December 31, 2020 and $28,174 as of December 31, 2019.
In accordance with IAS 37, the legal claims that the Group considers representing a remote risk are not contemplated in the consolidated financial statements.
Internal investigations to determine whether we may have violated the U.S. Foreign Corrupt Practices Act and other laws
In August 2019, the Group disclosed that it had discovered a business practice at the Group whereby Group employees, including members of senior management, as well as certain members of the board of directors, provided “things of value,” which based on its current understanding have been limited to free and discounted airline tickets and upgrades, to government employees in certain countries. The Group commenced an internal investigation, supervised by the Audit Committee, and retained reputable outside counsel and a specialized forensic investigatory firm to determine whether this practice may have violated the FCPA or other potentially applicable U.S. and
non-U.S.
anti-corruption laws. In 2018, the Group implemented certain revisions to its policies designed to prevent such practice from occurring, including limiting the number of persons at the Group who are authorized to issue free and discounted airline tickets and upgrades, and requiring additional internal approvals. On August 13, 2019, the Group voluntarily disclosed this investigation to both the U.S. Department of Justice and the SEC, and, subsequently, to the Colombian Financial Superintendence.
Also, in February 2020, the Office of the Attorney General of Colombia served Avianca with a search warrant of its offices with the objective of collecting information related to this investigation, As has been its practice, Avianca has cooperated and will continue to cooperate with all pertinent authorities, Avianca will provide the information being requested to the Office of the Attorney General of Colombia, while exercising its legal rights to ensure that its confidential and privileged information remains protected.

The U.S. and Colombian government inquiries described above, related inquiries and developments in other countries, and the Group’s internal investigations are continuing, Any action in these or related inquiries, proceedings or other developments, or any agreement the Group enters into to settle the same, may result in substantial fines, reputational harm and other sanctions and adverse consequences, Based upon the opinion of its outside counsel, the Group believes that there is no adequate basis at this time for estimating accruals or quantifying any contingency with respect to these matter
s. As of the date of this report, the investigations remain ongoing
.
Internal Investigation regarding potential impacts at the group due to corrupt business practices at Airbus
In January 2020, our primary aircraft supplier Airbus entered into a settlement with authorities in France, the United Kingdom and the United States regarding corrupt business practices, Airbus’ settlement with French authorities references a possible request by an Avianca “senior executive” in 2014 for an irregular commission payment, which was ultimately not made, As a result of this development, we have voluntarily initiated an internal investigation to analyze our commercial relationship with Airbus and to determine if we have been the victim of any improper or illegal acts, We have disclosed this internal investigation to the U.S. Department of Justice and the SEC, as well as the Superintendence of Industry and Commerce and the Colombian Office of the Attorney General, We are cooperating with all agencies, Our internal investigations are not complete and we cannot predict the outcome of these internal investigations or what potential actions may be taken by the U.S. Department of Justice, the SEC or local regulators or officials, If it is found that these business practices violated the FCPA or other similar laws applicable to us, or we were at any time not in compliance with any other laws governing the conduct of our business, we could be subject to criminal and civil remedies, including sanctions, monetary penalties and regulatory actions, which could materially and adversely affect us, The Office of the Attorney General of the Nation in Colombia has authorized us to act as potential victims of these events, and as such we have been participatin
g. As of the date of this report, the investigations remain ongoing
.
Review of potential inadvertent violations of the U.S. Cuban Assets Control Regulations
In September 2019, the Group disclosed that it had become aware that it had become subject to U.S. jurisdiction for purposes of certain U.S. sanctions laws and regulations administered by the Office of Foreign Assets Control (OFAC) of the U.S. Department of the Treasury. This jurisdictional nexus was established as a result of the transfer, on November 9, 2018, by the Group’s parent co
m
pany, Synergy Aerospace Corp, (Synergy), of approximately 78% of the Group’s voting common shares (Share Transfer) from a Panama based company to a Delaware limited liability company wholly-owned by Synergy (BRW). Synergy had formed BRW and effected the Share Transfer unilaterally in connection with BRW obtaining a loan from United Airlines. Having become aware that as a consequence of the ownership change the Group is considered a person subject to U.S. jurisdiction under certain of OFAC’s sanctions programs, the Group engaged outside counsel to conduct a review aimed at identifying any potential violations of U.S. sanctions regulations. As a result of this review, the Group identified that the regularly scheduled commercial passenger flights between cities in Central and South America and Havana, Cuba and related Cuba operations that it has historically conducted may have constituted inadvertent violations of the U.S. Cuban Assets Control Regulations (CACR) during the period following the Share Transfer. During the period beginning on the date of the Share Transfer and ending on September 30, 2019, such flights to and from Havana, Cuba comprised an inconsequential amount of the Group’s gross revenues. On September 25, 2019, the Group submitted to OFAC a preliminary voluntary self-disclosure addressing such potential inadvertent violations, followed by more detailed full narrative voluntary self-disclosures submitted on October 4, 2019, and November 25, 2019. OFAC is currently reviewing these voluntary self-disclosures. In concert with these voluntary disclosures, the Group commenced the termination of all of its Cuba-related activities. As of to date of issuance of these consolidated financial statements, the Group no longer operates any flights to Cuba, nor does the Group sell any passenger or cargo tickets involving Cuba (including via its codeshare and interline partners). The Group no longer maintains a physical presence in Cuba and has issued termination notices for all of its legacy Cuba-related contracts and employees (for example, ground services, ticket sales, and other services in Cuba that supported the Company’s now-terminated
Cuba passenger flights). The Group has kept OFAC apprised of these actions and remains in communication with OFAC concerning the Group’s voluntary self-disclosures and the termination of the Company’s Cuba-related activities. Based on the above, the Group believes that there is no adequate basis at this time for estimating accruals or quantifying any contingency with respect to theses matter
s. As of the date of this report, the investigations remain ongoing
.
In light of the above, the Group has embarked on a comprehensive effort to improve and expand its compliance program worldwide, including enhancements to the Group’s existing sanctions screening processes, implementation of a comprehensive sanctions compliance program, and sanctions training for key Group employees.